UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code:    (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2015 – September 30, 2016

Explanatory Note:
The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended September 30, 2016, originally filed with the U.S. Securities and Exchange Commission on November 29, 2016 (Accession Number 0000891804-16-001923) (the “Original Filing”), for the purpose of amending Item 12, “Exhibits.” The Registrant inadvertently omitted Exhibit (a)(1) Code of Ethics for Chief Executive and Senior Financial Officers from the Original Filing due to a clerical error, and the purpose of this Amendment is to include the information required to be reported under Item 12, “Exhibits.” Other than the aforementioned revision, the Amendment does not reflect events occurring after the Original Filing, or modify or update the disclosures therein in any way.
Item 1 through Item 11 to the Amendment are incorporated by reference to the Original Filing.
Item 12.  Exhibits.
(a)(1) Code of Ethics for Chief Executive and Senior Financial Officers.
(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   December 7, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Donald C. Cacciapaglia
Name:  Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:    December 7, 2016
By:        /s/ John L. Sullivan
Name:   John L. Sullivan
Title:    Chief Financial Officer and Treasurer
Date:    December 7, 2016